Earnings Per Share (EPS) - Diluted EPS - Common Shares (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator
Net income	$ 15,307,658	$ 13,176,164	$ 12,953,386
Less: Series B-1 Preferred Shares dividends	(1,077,090)	(1,238,516)	0
Less: Redemption of Series B-1 Preferred Shares	(2,062,788)	(1,762,511)	0
Less: Series C Preferred Shares dividends	(735,281)	0	0
Plus: Dividends on Series B-1 Preferred Shares, if converted to common shares	1,077,090	864,133	0
Less: Income attributable to non-vested share awards	(270,783)	0	(103,947)
Net income available to common shareholders	$ 12,238,806	$ 11,039,270	$ 12,849,439
Denominator
Weighted average number of common shares outstanding, basic	23,587,529	17,980,980	15,433,519
Effect of Series B-1 Preferred Shares, if converted to common shares	3,133,151	2,415,653	0
Weighted average number of common shares outstanding, diluted	26,720,680	20,396,633	15,433,519
Net income per common share, diluted	$ 0.46	$ 0.54	$ 0.83